NATURE OF OPERATIONS (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 15, 2018	Dec. 31, 2018
Multiple Voting Shares
Nature Of Operations [Line Items]
HSCP units contributed by CEO in exchange for MVS		168,000
RTO transaction
Nature Of Operations [Line Items]
Subscription price under reverse takeover transaction	$ 25.00
Gross proceeds from financing under reverse takeover transaction	$ 314,000
Percentage of agent fees percetage of gross proceeds of financing	6.00%
Agent fees percetage of gross proceeds of financing reduction for certain subscribers	2.50%
Value of financial advisory fee related to non-brokered portion	$ 3,000
Percentage of compensation options granted	2.00%
Percentage of compensation options granted reduction for certain subscribers	1.50%
Number of Subordinate Voting Share issued on exercise of compensation options	1
Exercise price of compensation options for Subordinate Voting Share issued	25.00%
Compensation options exercise period	24 months
Percentage of issued and outstanding Multiple Voting Shares	100.00%